Business Segment Information	12 Months Ended
Dec. 31, 2021
DocGo Inc. and Subsidiaries [Member]
Business Segment Information [Line Items]
Business Segment Information

11. Business Segment Information

The Company conducts business as two operating segments, Transportation Services and Mobile Health services. In accordance with ASC 280, Segment Reporting, operating segments are components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker, who is the chief executive officer, in deciding how to allocate resources and assessing performance. The Company’s business operates in two operating segments because the Company’s entities have two main revenue streams, and the Company’s chief operating decision maker evaluates the Company’s financial information and resources and assesses the performance of these resources by revenue stream.

The accounting policies of the segments are the same as the accounting policies of the Company as a whole. The Company evaluates the performance of its Transportation services and Mobile Health services segments based primarily on results of operations.

Operating results for the business segments of the Company are as follows:

	Transportation Services	Mobile Health Services	Total
As of Year Ended December 31, 2021
Revenues	$84,268,817	$234,449,763	$318,718,580
Income (loss) from operations	(26,365,962)	41,723,260	15,357,298
Total assets	$229,206,964	$80,395,688	$309,602,652
Depreciation and amortization expense	$5,508,679	$2,002,900	$7,511,579
Stock compensation	$592,664	$783,689	$1,376,353
Long-lived assets	$28,814,481	$3,284,423	$32,098,904

As of Year Ended December 31, 2020
Revenues	$63,188,855	$30,901,803	$94,090,658
Income (loss) from operations	(19,285,424)	4,527,741	(14,757,683)
Total assets	$88,632,928	$11,539,435	$100,172,363
Depreciation and amortization expense	$5,496,769	$10,886	$5,507,655
Stock compensation	$687,072	$—	$687,072
Long-lived assets	$25,710,265	$679,995	$26,390,260

Long-lived assets include property, plant and equipment, goodwill and intangible assets.

Geographic Information

Revenues by geographic location included in Note 2.